Note 8 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31,
	2025	2024
Numerator (basic and diluted)
Net earnings	$6,085	$17,345
Less: Allocation to unvested restricted stock units	$21	$177
Net earnings attributable to common shareholders	6,064	17,168

Denominator (basic and diluted)
Weighted average common shares outstanding	6,944,602	7,183,702

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended March 31,
	2025	2024
Restricted Stock Units	12,400	48,049